RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Gross research and development	$ 84,246	$ 73,695	$ 74,599
Government tax credits	(885)	(618)	(579)
Total	$ 83,361	$ 73,077	$ 74,020